Merger	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Merger
3.	Merger

On July 23, 2015, ViewRay, Inc. (f/k/a Mirax Corp.), or the Company, and ViewRay Technologies, Inc. (f/k/a ViewRay Incorporated), consummated an Agreement and Plan of Merger and Reorganization, or Merger Agreement. Pursuant to the Merger Agreement, the stockholders of ViewRay Technologies, Inc. contributed all of their equity interests to the Company for shares of the Company’s common stock and merged with the Company’s subsidiary, which resulted in ViewRay Technologies, Inc. becoming a wholly-owned subsidiary of the Company, or the Merger. Effective as of July 23, 2015, the Company amended and restated its Certificate of Incorporation to increase its authorized common stock to 300,000,000 shares and 10,000,000 shares of “blank check” preferred stock, par value of $0.01 per share.

Upon the closing of the Merger, under the terms of the Split-Off Agreement, dated July 23, 2015 among the Company, ViewRay Technologies, Inc. and Vesuvius Acquisition Sub, Inc., the acquisition subsidiary of the Company, or the Split-Off Agreement, and a general release agreement dated July 23, 2015, or the General Release Agreement, the Company transferred all of its pre-Merger operating assets and liabilities to wholly- owned special-purpose subsidiary incorporated in Nevada, Vesuvius Acquisition Sub, Inc. or the Split-Off Subsidiary. Thereafter, the Company transferred all of the outstanding shares of capital stock of the Split-Off Subsidiary to certain pre-Merger insiders of the Company in exchange for the surrender and cancellation of shares of the Company’s common stock held by such persons.

Together with the Merger, on July 23, 2015, ViewRay Technologies, Inc. effected a 2.975-for-1 stock split of its then outstanding common stock and convertible preferred stock, collectively referred to as Capital Stock, and convertible preferred stock warrants, in which (i) each share of outstanding Capital Stock was increased into 2.975 shares of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately increased on a 2.975-for-1 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately increased on a 2.975-for-1 basis; (iv) the exercise price of each such outstanding option was proportionately decreased on a 2.975-for-1 basis; and (v) each share of outstanding convertible preferred stock warrant was increased into 2.975 shares of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 2.975-for-1 stock split.

At the closing of the Merger, the Company conducted a private placement offering, or the Private Placement, of its securities for $26.3 million, net of offering cost, through the sale of 5,884,504 shares of the common stock of the surviving corporation, at an offering price of $5.00 per share. Investors in ViewRay Technologies, Inc. purchased $17.0 million of shares in the Private Placement. Certain shareholders of the Company retained, after giving effect to the Split-Off, 1,000,005 shares of the common stock of the surviving corporation upon the Private Placement. The former stockholders of ViewRay Technologies Inc. collectively own approximately 90.9% of the outstanding shares of the Company’s common stock.

Immediately following the closing of the Merger, the Company’s outstanding shares of common stock (on a fully diluted basis) are owned as follows:

•	Former holders of the ViewRay Technologies, Inc.’s capital stock hold an aggregate of 34,715,582 shares of the Company’s common stock, or approximately 72.7% on a fully diluted basis;

•	The Private Placement, resulted in an aggregate of 5,884,504 shares of the Company’s common stock, consisting of 3,400,003 shares held by ViewRay Technologies, Inc. shareholders and 2,484,501 shares issued to new shareholders, or together approximately 12.3% on a fully diluted basis;

•	128,231 shares of ViewRay Technologies, Inc.’s preferred stock warrant were converted to the Company’s common stock warrant, or approximately 0.3% on a fully diluted basis;

•	198,760 shares of common stock issued as warrants to placement agents as payment for services provided, or approximately 0.4% on a fully diluted basis;

•	Holders of the Company’s common stock prior to the closing of the Merger hold an aggregate of 1,000,005 shares of the Company’s common stock, or approximately 2.1% on a fully diluted basis; and

•	9,225,397 shares of common stock are reserved for issuance under the 2008 Stock Incentive Plan, or the 2008 Plan, and the 2015 Equity Incentive Plan of ViewRay, or the 2015 Plan, collectively representing approximately 19.3% on a fully diluted basis. Upon closing, 1,507,147 options to purchase shares of the Company’s common stock are granted to employees under the 2015 Plan. In addition, the Board of Directors of the Company has adopted a 285,621-share reserve under the 2015 ESPP.

The Merger is being accounted for as a reverse-merger and recapitalization. ViewRay Technologies, Inc. is the acquirer for financial reporting purposes, and ViewRay, Inc. is the acquired company under the acquisition method of accounting in accordance with FASB ASC Topic 805, Business Combination. Consequently, the assets, liabilities and operations that will be reflected in the historical consolidated financial statements prior to the Merger will be those of ViewRay Technologies, Inc. and will be recorded at the historical cost basis, and the consolidated financial statements after completion of the Merger will include the assets, liabilities and results of operations of ViewRay Technologies, Inc. up to the day prior to the closing of the Merger and the assets, liabilities and results of operations of the combined company from and after the closing date of the Merger.